CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of reconciliation cash, cash equivalents and restricted cash
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Condensed Consolidated Balance Sheets to the Condensed Consolidated Statements of Cash Flows.

	March 31, 2022	December 31, 2021	March 31, 2021	December 31, 2020
Cash and cash equivalents	$141,715	$143,964	$25,565	$29,265
Restricted cash included in Other current assets	316	1,083	270	270
Restricted cash included in Other assets	832	832	1,147	1,147

Total Cash, Cash Equivalents, and Restricted Cash shown in the Condensed Consolidated Statements of Cash Flows	$142,863	$145,879	$26,982	$30,682

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Consolidated Balance Sheets to the Consolidated Statements of Cash Flows.

	December 31,
	2021	2020	2019
Cash and cash equivalents	$143,964	$29,265	$25,044
Restricted cash included in Other current assets	1,083	270	412
Restricted cash included in Other assets	832	1,147	2,440

Total Cash, Cash Equivalents, and Restricted Cash shown in the Consolidated Statements of Cash Flows	$145,879	$30,682	$27,896

Restricted cash and cash equivalents
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Condensed Consolidated Balance Sheets to the Condensed Consolidated Statements of Cash Flows.

	March 31, 2022	December 31, 2021	March 31, 2021	December 31, 2020
Cash and cash equivalents	$141,715	$143,964	$25,565	$29,265
Restricted cash included in Other current assets	316	1,083	270	270
Restricted cash included in Other assets	832	832	1,147	1,147

Total Cash, Cash Equivalents, and Restricted Cash shown in the Condensed Consolidated Statements of Cash Flows	$142,863	$145,879	$26,982	$30,682

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Consolidated Balance Sheets to the Consolidated Statements of Cash Flows.

	December 31,
	2021	2020	2019
Cash and cash equivalents	$143,964	$29,265	$25,044
Restricted cash included in Other current assets	1,083	270	412
Restricted cash included in Other assets	832	1,147	2,440

Total Cash, Cash Equivalents, and Restricted Cash shown in the Consolidated Statements of Cash Flows	$145,879	$30,682	$27,896